Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Taxes

Note 4 — Income Taxes

We incurred a net loss in each year of operation since inception resulting in no current or deferred tax expense for 2020, 2019 or 2018.

As of December 31, 2020, the Company’s foreign subsidiaries had negative earnings and profits. As a result, no income tax provision was required for the deemed repatriation tax or the global intangible low tax income (GILTI) tax.

The benefit for income taxes differs from the amount obtained by applying the federal statutory income tax rate to loss before benefit for income taxes for 2020, 2019 and 2018 as follows:

	2020	2019	2018
Tax benefit computed at federal statutory rate	21.0%	21.0%	21.0%
Increase (decrease) in taxes due to:
Change in tax rate under tax reform	—	—	—
Change in valuation allowance	(21.0)	(21.0)	(21.0)
	—%	—%	—%

The significant components of deferred tax assets (liabilities) at December 31 are as follows:

	2020	2019
Loss carryforwards	$2,990,000	$3,662,000
Depreciation & Amortization	76,000	684,000
Stock Option Compensation	17,000	394,000
Other	84,000	132,000
Less: valuation allowance	(3,167,000)	(4,872,000)
	$—	$—

As of December 31, 2020, we had net operating loss carryforwards for federal and state income tax purposes of approximately $297.9 million which of which expire in the years 2021 through 2038. Of these amounts, $50.8 million resulted from the acquisition of Conductus. We also had $15.6 million of Federal net operating losses from post 2017 years which do not expire. Under the Internal Revenue Code change of control limitations, a maximum of $14.2 million will be available for reduction of future taxable income.

Due to the uncertainty surrounding their realization, we have recorded a full valuation allowance against our net deferred tax assets. Accordingly, no deferred tax asset has been recorded in the accompanying balance sheet. The valuation allowance decreased by $814,000 in 2019 and decreased by $1,705,000 in 2020.

Section 382 of the Internal Revenue Code imposes an annual limitation on the utilization of net operating loss carryforwards based on a statutory rate of return (usually the “applicable federal funds rate,” as defined in the Internal Revenue Code) and the value of the corporation at the time of a “change of ownership” as defined by Section 382. We had changes in ownership in August 1999, December 2002, June 2009, August 2013, December 2016 and May 2019. In addition, we acquired the right to Conductus’ net operating losses, which are also subject to the limitations imposed by Section 382. Conductus underwent seven ownership changes, which occurred in February 1999, February 2001, December 2002, June 2009, August 2013, December 2016 and May 2019. Therefore, the ability to utilize Conductus’ and our net operating loss carryforwards of $285.9 million which were incurred prior to the 2019 ownership changes, will be subject in future periods to annual limitations of $115,000. Net operating losses released from this limitation and/or incurred by us subsequent to the ownership changes and therefore not subject to this limitation totaled $12.2 million. An additional $115,000 in losses were released from limitation during the year under Section 382.

Allied Integral United Inc [Member]
Income Taxes
11.	Income Taxes

The Company did not recognize a benefit or provision for income taxes for the Three Months ended March 31, 2021 and March 31, 2020.

The Company evaluates its deferred tax assets on a quarterly basis to determine if a valuation allowance is required based on whether it is more likely than not that some portion of the deferred tax asset would not be realized. The Company has assessed its position and decided that a 100% valuation allowance as of March 31, 2021 and March 31, 2020 is necessary at this time.

For the three months ended March 31,
	2021	2020
Current tax provision (benefit):
Federal	$-	$-
State	-	-
Total current tax benefit	-	-
Deferred Tax provision:
Federal	-	-
State	-	-
Total deferred tax provision	-	-
Total tax provision	$-	$-

	For the Three Months ended March 31,
	2021	2020
Taxes at statutory U.S. federal income tax rate	21.0%	21.0%
State and local income taxes, net of federal tax benefit	6.7%	6.7%
Other differences, net	0.0%	0.0%
Valuation allowance	-27.7%	-27.7%
Effective tax rate	0.0%	0.0%

11.	Income Taxes

The Company did not recognize a benefit or provision for income taxes for the years ended December 31, 2020 and 2019.

The Company evaluates its deferred tax assets on a quarterly basis to determine if a valuation allowance is required based on whether it is more likely than not that some portion of the deferred tax asset would not be realized. The Company has assessed its position and decided that a 100% valuation allowance as of December 31, 2020 and 2019 is necessary at this time.

	For the years ended December 31,
	2020	2019
Taxes at statutory U.S. federal income tax rate	21.0%	21.0%
State and local income taxes, net of federal tax benefit	6.7%	6.7%
Other differences, net	0.0%	0.0%
Valuation allowance	-27.7%	-27.7%
Effective tax rate	0.0%	0.0%

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	For the years ended December 31,
	2020	2019
Deferred income tax assets:
Net Operating loss carry forward	$11,041,793	$5,089,744
Depreciation and amortization	25,081	(1,257,406)
Non-qualified stock compensation	1,699,935	-
Allowance for doubtful accounts	676,567	145,188
Asset impairment	2,397,114	-
Intangible assets	1,555,600	2,112,056
Accrued expenses	52,992	171,277
Investments	701,618	701,618
Unrealized losses	1,284,000	-
Other	42,088	405,163
Interest limitation 163j	2,618,046	2,618,046
Total gross deferred income tax asset	22,095,554	9,985,686
Valuation allowance	(22,095,554)	(9,985,686)
Net deferred income tax assets	-	-
Deferred income tax liabilities:	$-	$-

As of December 31, 2020, and 2019, the Company had federal net operating loss carryforwards of $5,952,049 and $5,089,744 respectively. The Company determined that it will be more likely than not that there will be inadequate profits against which any of the deferred tax assets can be offset. The Company does not consider estimates of future taxable income in its determination due to the existence of cumulative historical operating losses.